INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 635
Balance	495	$ 635
Cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,526	1,496
Additions	12	30
Balance	1,538	1,526
Accumulated Amortization [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	891	723
Additions	152	168
Balance	1,043	891
Amortized cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	635
Balance	$ 495	$ 635